Average Annual Total Returns - MONEY MARKET FUND	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Ten Years	Investor before taxes One Year	Investor before taxes Five Years	Investor before taxes Ten Years	ICE BofAML 0-3 Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes) One Year		ICE BofAML 0-3 Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes) Five Years		ICE BofAML 0-3 Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes) Ten Years		Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) One Year		Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Five Years		Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Ten Years
Total	0.43%	1.06%	0.56%	0.28%	0.83%	0.42%	0.54%	[1]	1.13%	[1]	0.59%	[1]	0.54%	[1]	1.13%	[1]	0.59%	[1]

[1]	Prior to November 30, 2020, the Fund’s primary broad-based market index was the ICE BofAML 0-3 Month U.S. Treasury Bill Index. The Fund changed its primary broad-based benchmark index because the Bloomberg Barclays 1-3 Month US Treasury Bill Index compares with the returns of an index of securities that are closer to those in which the Fund invests.